                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06143
      ---------------------------------------------------------------------

                  CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                  Credit Suisse Global Fixed Income Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)


- CREDIT SUISSE
  GLOBAL FIXED INCOME FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 20, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the share classes of Credit Suisse Global Fixed Income Fund(1) (the "Fund") generated returns as follows: Common shares gained 10.76%, Advisor shares gained 10.41%, and Class A shares gained 10.63%.(2) By contrast, the Lehman Brothers Global Aggregate Bond Index(3) gained 8.50%.

   We attribute the Fund's outperformance of the broad global fixed income market (as represented by the Fund's Lehman benchmark) to the collective impact of two of our investment stances.

   The first of these was our positioning in foreign currencies, which was particularly effective. We maintained exposure to the U.S. dollar at below-market levels, for example, based on our anticipation that sluggish U.S. economic growth and historically low U.S. interest rates would cause the dollar to depreciate versus other major currencies. We also chose to emphasize non-U.S. currencies like the Canadian dollar, Australian dollar and the euro, all of which we felt would benefit as the U.S. dollar weakened. Each of these forecasts proved on target.

   The second driver of outperformance was our above-market allocation to non-sovereign debt sectors, notably U.S. investment-grade and high yield corporate bonds. We liked corporates for their positive sensitivity to both low interest rates and a potential revival of economic growth, as well as valuations that we considered compellingly attractive. While our confidence in corporates hurt the Fund's overall return in early and mid-2002, it paid off handsomely thereafter.

   On the negative side of the ledger, other factors detracted somewhat from performance. Most prominent among them were our preference for shorter bond maturities in the U.S. and Japan as our views on their respective interest rates became less optimistic; our below-market allocation to European corporate bonds in late 2002, a time when they fared well; and our below-market exposure to the yen, which ended up outperforming the U.S. dollar despite our unfavorable analysis of the underlying Japanese environment.

   The following is a summary of how we are positioning the Fund according to the key aspects of our investment approach:

   - DURATION. The portfolio's average duration (I.E., its average time to maturity) is intermediate. We favor shorter maturities in the U.S. and longer maturities in Europe, consistent with our differing expectations for interest rates in the two regions.

   - CREDIT. Average credit quality is generally high (I.E., around A-) at present. We continue to highlight non-sovereign sectors like U.S. investment-grade and high yield corporate bonds, as well as European investment-grade corporates.

   - CURRENCY. Given our anticipation of further weakness in the U.S. dollar, our largest currency holdings are in the euro, the Canadian and Australian dollars, and the Swiss franc.

   - GEOGRAPHY. We are investing approximately 60% of the portfolio in the U.S.; of the rest, the biggest portion (I.E., approximately 30%) is in Europe.

Credit Suisse Fixed Income Management Team

Jo Ann Corkan    Leland E.Crabbe    Suzanne E.Moran    David N.Fisher

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                              SINCE       INCEPTION
                          1 YEAR    5 YEARS   10 YEARS      INCEPTION       DATE
                          ------    -------   --------      ---------     ---------
Common Class              15.15%     6.35%      6.44%         7.29%         11/1/90
Advisor Class             14.57%     5.79%        --          5.54%         8/12/96
Class A Without
 Sales Charge             14.94%       --         --          9.90%        11/30/01
Class A With
 Maximum
 Sales Charge              9.50%       --         --          5.93%        11/30/01

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                              SINCE       INCEPTION
                          1 YEAR    5 YEARS   10 YEARS      INCEPTION       DATE
                          ------    -------   --------      ---------     ---------
Common Class              14.98%     6.60%      6.52%         7.41%         11/1/90
Advisor Class             14.41%     6.01%        --          5.77%         8/12/96
Class A Without
 Sales Charge             14.78%       --         --         10.82%        11/30/01
Class A With
 Maximum
 Sales Charge              9.34%       --         --          7.05%        11/30/01

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------

(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was 5.41%.
(3) The Lehman Brothers Global Aggregate Bond Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers Inc., including the U.S. Aggregate Bond Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment Grade 144A Index. Investors cannot invest directly in an index.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (88.5%)
AUSTRALIA (0.7%)
BANKS (0.7%)
       850(A) Australia & New Zealand Banking Group, Ltd.,
               Series EMTN, Subordinated Notes (Callable
               02/05/10 @ $100.00)#                               (A+, A1)        02/05/15      4.450     $   956,858
                                                                                                          -----------
TOTAL AUSTRALIA                                                                                               956,858
                                                                                                          -----------
AUSTRIA (0.5%)
BANKS (0.5%)
    80,000(B) Oesterreichische Kontrollbank AG, Global
               Government Guaranteed Notes                       (AAA, Aaa)       03/22/10      1.800         738,554
                                                                                                          -----------
TOTAL AUSTRIA                                                                                                 738,554
                                                                                                          -----------
BELGIUM (2.6%)
SOVEREIGN (2.6%)
     1,000(A) Kingdom of Belgium                                 (AA+, Aa1)       03/31/05      6.500       1,198,914
     2,000(A) Kingdom of Belgium                                 (AA+, Aa1)       03/28/28      5.500       2,425,633
                                                                                                          -----------
TOTAL BELGIUM                                                                                               3,624,547
                                                                                                          -----------
CANADA (4.8%)
ENTERTAINMENT (0.2%)
       225(C) Intrawest Corp., Global Company Guaranteed
               Notes (Callable 02/01/05 @ $105.25)                (B+, B1)        02/01/10     10.500         245,250
                                                                                                          -----------
OIL & GAS (0.1%)
       115(C) Burlington Resources Finance, Co., Yankee
               Company Guaranteed Notes                         (BBB+, Baa1)      12/01/31      7.400         140,430
                                                                                                          -----------
SOVEREIGN (4.5%)
   180,000(B) Government of Canada                               (AAA, Aaa)       03/23/09      1.900       1,657,189
   200,000(B) Province of Ontario, Series EMTN, Global Notes      (AA, Aa2)       01/25/10      1.875       1,847,409
   320,000(B) Province of Quebec, Global Bonds                    (A+, A1)        05/09/13      1.600       2,899,043
                                                                                                          -----------
                                                                                                            6,403,641
                                                                                                          -----------
TELECOMMUNICATIONS (0.0%)
        10(C) Rogers Wireless Communications, Inc.,
               Global Secured Notes                              (BB+, Ba3)       05/01/11      9.625          11,063
                                                                                                          -----------
TOTAL CANADA                                                                                                6,800,384
                                                                                                          -----------
CAYMAN ISLAND (0.4%)
BANKS (0.4%)
       530(A) Sabadell International Capital, Ltd., Series
               EMTN, Bank Guaranteed Notes
               (Callable 07/27/06 @ $100.00)#                     (A-, A2)        07/27/11      5.625         625,875
                                                                                                          -----------
TOTAL CAYMAN ISLAND                                                                                            625,875
                                                                                                          -----------
FRANCE (5.5%)
DIVERSIFIED FINANCIALS (0.8%)
     1,000(A) Banque Psa Finance, Series EMTN                     (A-, A2)        01/30/07      4.875       1,171,184
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
FRANCE (CONCLUDED)
HEALTHCARE PRODUCTS (0.8%)
     1,000(A) Aventis SA, Series EMTN, Senior
               Unsubordinated Notes                               (A+, A1)        04/18/06      5.000     $ 1,173,938
                                                                                                          -----------
PACKAGING & CONTAINERS (0.2%)
       100(C) Crown Euro Holdings SA, Euro-Dollar
               Secured Notes (Callable 03/01/07 @ $104.75)        (B+, B1)        03/01/11      9.500         106,722
       150(C) Crown Euro Holdings SA, Rule 144A, Secured
               Notes (Callable 03/01/07 @ $104.75)++              (B+, B1)        03/01/11      9.500         160,500
                                                                                                          -----------
                                                                                                              267,222
                                                                                                          -----------
SOVEREIGN (2.3%)
     1,000(A) Government of France                               (AAA, Aaa)       10/25/12      4.750       1,173,697
     1,700(A) Government of France                               (AAA, Aaa)       04/25/29      5.500       2,066,814
                                                                                                          -----------
                                                                                                            3,240,511
                                                                                                          -----------
TELECOMMUNICATIONS (0.5%)
       552(A) France Telecom SA, Series EMTN, Senior
               Unsubordinated Notes                             (BBB-, Baa3)      12/23/09      7.000         690,110
                                                                                                          -----------
WATER (0.9%)
     1,100(A) Suez SA, Bonds                                      (A-, A3)        10/13/09      5.875       1,309,664
                                                                                                          -----------
TOTAL FRANCE                                                                                                7,852,629
                                                                                                          -----------
GERMANY (7.2%)
BANKS (1.9%)
   300,000(B) Landwirtschaftliche Rentenbank,
               Series EMTN, Unsubordinated Notes                 (AAA, Aaa)       04/25/13      1.375       2,710,983
                                                                                                          -----------
DIVERSIFIED FINANCIALS (0.9%)
     1,100(A) Volkswagen Financial Services,
               Series EMTN, Senior Unsubordinated Notes           (A+, A1)        01/27/10      4.500       1,232,510
                                                                                                          -----------
SOVEREIGN (4.4%)
     1,000(A) Federal Republic of Germany                        (AAA, Aaa)       08/18/06      4.500       1,172,567
     2,500(A) Federal Republic of Germany                        (AAA, Aaa)       08/17/07      4.500       2,939,559
       500(A) Federal Republic of Germany                        (AAA, Aaa)       01/04/12      5.000         597,800
     1,300(A) Federal Republic of Germany                        (AAA, Aaa)       01/04/28      5.625       1,605,292
                                                                                                          -----------
                                                                                                            6,315,218
                                                                                                          -----------
TOTAL GERMANY                                                                                              10,258,711
                                                                                                          -----------
IRELAND (0.8%)
BANKS (0.8%)
     1,000(A) Depfa ACS Bank, Rule 144A++                        (AAA, Aaa)       04/15/08      3.250       1,106,531
                                                                                                          -----------
TOTAL IRELAND                                                                                               1,106,531
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
ITALY (3.3%)
SOVEREIGN (3.3%)
     2,500(A) Republic of Italy                                   (AA, Aa2)       03/01/07      4.500     $ 2,938,901
   190,000(B) Republic of Italy                                   (AA, Aa2)       02/23/10      1.800       1,753,270
                                                                                                          -----------
TOTAL ITALY                                                                                                 4,692,171
                                                                                                          -----------
JAPAN (2.9%)
BANKS (1.0%)
    50,000(B) Development Bank of Japan, Euro
               Government Guaranteed Notes                       (AA-, Aa3)       12/20/06      2.875         460,717
   100,000(B) Development Bank of Japan, Global
               Government Guaranteed Notes                       (AA-, Aa1)       06/21/10      1.750         916,872
                                                                                                          -----------
                                                                                                            1,377,589
                                                                                                          -----------
ELECTRIC (0.8%)
     1,000(A) Tokyo Electric Power Company, Inc.,
               Euro Notes                                        (AA-, Aa2)       03/27/07      5.125       1,181,900
                                                                                                          -----------
MULTI-NATIONAL (1.1%)
    50,000(B) European Investment Bank, Series EMTN              (AAA, Aaa)       09/20/07      2.125         455,377
   120,000(B) Inter-American Development Bank,
               Global Bonds                                      (AAA, Aaa)       07/08/09      1.900       1,105,216
                                                                                                          -----------
                                                                                                            1,560,593
                                                                                                          -----------
TOTAL JAPAN                                                                                                 4,120,082
                                                                                                          -----------
MALAYSIA (0.3%)
SOVEREIGN (0.3%)
       300(C) Government of Malaysia                            (BBB+, Baa1)      07/15/11      7.500         352,650
                                                                                                          -----------
TOTAL MALAYSIA                                                                                                352,650
                                                                                                          -----------
MEXICO (0.3%)
SOVEREIGN (0.3%)
       465(C) United Mexican States, Series MTN,
               Global Notes                                     (BBB-, Baa2)      01/16/13      6.375         486,855
                                                                                                          -----------
TOTAL MEXICO                                                                                                  486,855
                                                                                                          -----------
NETHERLANDS (5.3%)
FOOD (0.8%)
     1,000(A) Unilever NV, Euro Company Guaranteed Notes          (A+, A1)        06/07/06      5.125       1,183,941
                                                                                                          -----------
SOVEREIGN (3.5%)
       725(A) Government of the Netherlands                      (AAA, Aaa)       07/15/09      3.750         817,792
       500(A) Government of the Netherlands                      (AAA, Aaa)       07/15/12      5.000         598,952
     2,900(A) Government of the Netherlands                      (AAA, Aaa)       01/15/28      5.500       3,537,432
                                                                                                          -----------
                                                                                                            4,954,176
                                                                                                          -----------
TELECOMMUNICATIONS (1.0%)
       130(C) Deutsche Telekom International Finance,
                Global Company Guaranteed Notes                 (BBB+, Baa3)      06/15/05      7.750         144,502

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
NETHERLANDS (CONCLUDED)
TELECOMMUNICATIONS (CONTINUED)
       550(A) Deutsche Telekom International Finance,
               Series EMTN                                      (BBB+, Baa3)      09/30/05      5.500     $   639,981
       490(A) Koninklijke (Royal) Kpn NV, Series EMTN,
               Senior Unsubordinated Notes                       (BBB, Baa2)      04/12/06      7.250         598,874
                                                                                                          -----------
                                                                                                            1,383,357
                                                                                                          -----------
TOTAL NETHERLANDS                                                                                           7,521,474
                                                                                                          -----------
NORWAY (1.2%)
DIVERSIFIED FINANCIALS (1.2%)
   180,000(B) Eksportfinans ASA, Global Bonds                    (AA+, Aaa)       06/21/10      1.800       1,659,444
                                                                                                          -----------
TOTAL NORWAY                                                                                                1,659,444
                                                                                                          -----------
SINGAPORE (0.1%)
ELECTRONICS (0.1%)
        55(C) Flextronics International, Ltd., Yankee
               Senior Subordinated Notes
               (Callable 07/01/05 @ $104.94)                     (BB-, Ba2)       07/01/10      9.875          61,875
                                                                                                          -----------
TOTAL SINGAPORE                                                                                                61,875
                                                                                                          -----------
SPAIN (3.5%)
SOVEREIGN (3.5%)
    50,000(B) Kingdom of Spain                                   (AA+, Aaa)       09/20/06      3.100         461,694
     1,800(A) Kingdom of Spain                                   (AA+, Aaa)       03/31/07      7.350       2,318,307
     1,700(A) Kingdom of Spain                                   (AA+, Aaa)       07/30/32      5.750       2,143,837
                                                                                                          -----------
TOTAL SPAIN                                                                                                 4,923,838
                                                                                                          -----------
UNITED KINGDOM (2.2%)
BANKS (1.8%)
       280(A) HSBC Holdings PLC, Series EMTN,
               Subordinated Notes                                  (A, A1)        12/20/12      5.375         330,593
     1,456(A) Lloyds TSB Bank PLC, Euro Subordinated
               Notes (Callable 07/15/09 @ 100.00 Euro)#           (A+, Aa1)       07/15/49      5.625       1,724,347
       400(C) Royal Bank of Scotland Group PLC,
               Series 3, Global Bonds
               (Callable 12/31/05 @ $100.00)                      (A-, A1)        11/29/49      7.816         447,503
                                                                                                          -----------
                                                                                                            2,502,443
                                                                                                          -----------
TOBACCO (0.4%)
       500(A) Imperial Tobacco Finance, Series EMTN,
               Company Guaranteed Notes                          (BBB, Baa3)      06/06/07      6.250         602,975
                                                                                                          -----------
TOTAL UNITED KINGDOM                                                                                        3,105,418
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (46.9%)
AEROSPACE & DEFENSE (0.5%)
 $     255   Lockheed Martin Corp., Bonds                        (BBB, Baa2)      12/01/29      8.500     $   343,171
       135   Raytheon Co., Notes                                (BBB-, Baa3)      08/15/07      6.750         150,314
        70   Sequa Corp., Senior Notes                           (BB-, Ba3)       08/01/09      9.000          73,500
        80   Sequa Corp., Series B, Senior Notes                  (BB, Ba3)       04/01/08      8.875          83,000
                                                                                                          -----------
                                                                                                              649,985
                                                                                                          -----------
APPAREL (0.0%)
        40   Levi Strauss & Co., Notes                            (BB-, B3)       11/01/06      7.000          31,800
                                                                                                          -----------
ASSET BACKED SECURITIES (1.5%)
     1,500   Aesop Funding II LLC, Series 2003-2A Class A2#      (AAA, Aaa)       06/20/07      1.582       1,500,000
       450   CNH Equipment Trust, Series 2002-A, Class A3#       (AAA, Aaa)       07/17/06      1.560         449,789
       230   Conseco Finance, Series 2000-D, Class A4#           (AAA, Aaa)       12/15/25      8.170         244,313
                                                                                                          -----------
                                                                                                            2,194,102
                                                                                                          -----------
AUTOMOBILE MANUFACTURERS (0.1%)
       185   Ford Motor Co., Unsecured Notes                    (BBB, Baa1)       07/16/31      7.450         165,105
                                                                                                          -----------
AUTOMOBILE PARTS & EQUIPMENT (0.1%)
       125   Collins & Aikman Products Corp., Company
              Guaranteed Notes
              (Callable 04/15/04 @ $100.00)**                      (B, B2)        04/15/06     11.500         117,500
        90   Metaldyne Corp., Global Company Guaranteed
              Notes (Callable 06/15/07 @ 105.50)                   (B, B3)        06/15/12     11.000          78,750
                                                                                                          -----------
                                                                                                              196,250
                                                                                                          -----------
BANKS (0.7%)
       330   Bank of America Corp., Global Senior Notes           (A+, Aa2)       01/15/08      3.875         340,324
       190   Bank One NA, Series BKNT, Global Notes               (A+, Aa2)       03/26/07      5.500         208,285
       180   J.P. Morgan Chase & Co., Global Senior Notes          (A+, A1)       05/30/07      5.250         195,481
       185   Wells Fargo & Co., Global Senior Notes               (A+, Aa2)       02/15/07      5.125         200,510
                                                                                                          -----------
                                                                                                              944,600
                                                                                                          -----------
BUILDING MATERIALS (0.3%)
        80   American Standard, Inc., Company
              Guaranteed Notes                                   (BB+, Ba2)       02/01/08      7.375          86,800
        95   Dayton Superior Corp., Company Guaranteed
              Notes (Callable 06/15/07 @ $102.17)**              (B-, Caa2)       06/15/09     13.000          81,225
       200   Nortek, Inc., Series B, Global Senior
              Subordinated Notes
              (Callable 06/15/06 @ $104.94)                       (B-, B3)        06/15/11      9.875         209,000
                                                                                                          -----------
                                                                                                              377,025
                                                                                                          -----------
CHEMICALS (0.3%)
       145   Applied Extrusion Technologies, Inc., Series B,
              Company Guaranteed Notes
              (Callable 07/01/06 @ $105.38)                       (B, Caa1)       07/01/11     10.750         108,025

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
CHEMICALS (CONCLUDED)
 $     230   Avecia Group PLC, Global Company Guaranteed
              Notes (Callable 07/01/04 @ $105.50)                (B, Caa1)        07/01/09     11.000     $   210,450
        75   IMC Global, Inc., Notes                             (B+, Ba3)        01/15/05      6.550          76,125
        50   Scotts Co., Company Guaranteed Notes
              (Callable 01/15/04 @ $104.31)                       (B+, B2)        01/15/09      8.625          53,250
                                                                                                          -----------
                                                                                                              447,850
                                                                                                          -----------
COMMERCIAL SERVICES (0.1%)
        50   Iron Mountain, Inc., Company Guaranteed
              Notes (Callable 04/01/06 @ $104.31)                 (B, B2)         04/01/13      8.625          54,750
       125   La Petite Academy, Inc., Series B,
              Company Guaranteed Notes
              (Callable 05/15/03 @ $105.00)                       (CC, Ca)        05/15/08     10.000          73,750
                                                                                                          -----------
                                                                                                              128,500
                                                                                                          -----------
COMPUTERS (0.1%)
        85   Unisys Corp., Senior Notes                          (BB+, Ba1)       01/15/05      7.250          89,250
                                                                                                          -----------
COSMETICS/PERSONAL CARE (0.1%)
       165   Armkel LLC, Global Senior Subordinated Notes
              (Callable 08/15/05 @ $104.75)                       (B-, B2)        08/15/09      9.500         185,625
                                                                                                          -----------
DIVERSIFIED FINANCIALS (4.0%)
       125   Chukchansi Economic Development Authority,
              Rule 144A, Senior Notes
              (Callable 10/01/06 @ $113.00)++                     (NR, NR)        06/15/09     14.500         131,562
       550   Citigroup, Inc., Global Notes                       (AA-, Aa1)       08/09/06      5.500         601,482
       270   Countrywide Home Loans, Inc., Global Notes            (A, A3)        12/19/07      4.250         279,920
       395   FMR Corp., Rule 144A, Notes++                        (AA, Aa3)       03/01/13      4.750         398,764
       325   Ford Motor Credit Co., Global Bonds                  (BBB, A3)       02/01/11      7.375         329,950
       125   FPL Group Capital, Inc., Company
              Guaranteed Notes                                    (A-, A2)        09/15/06      7.625         142,422
       320   General Electric Capital Corp., Series MTNA,
              Global Notes                                       (AAA, Aaa)       06/15/12      6.000         353,738
       190   General Motors Acceptance Corp., Global Bonds        (BBB, A2)       11/01/31      8.000         198,461
       260   Goldman Sachs Group, Inc., Global Notes**            (A+, Aa3)       01/15/08      4.125         268,620
       210   Household Finance Corp., Global Notes                 (A, A2)        01/30/07      5.750         228,385
       109   Lehman Brothers Holdings, Inc., Notes                 (A, A2)        02/05/06      6.625         121,098
       185   Merrill Lynch & Company, Inc., Notes                 (A+, Aa3)       01/26/06      6.150         201,009
       145   Morgan Stanley, Global Notes                         (A+, Aa3)       03/01/13      5.300         150,783
        60   National Rural Utilities, Global Notes                (A, A2)        08/28/09      5.750          65,182
        20   PCA LLC/PCA Finance Corp., Global Senior Notes       (B-, B3)        08/01/09     11.875          21,200
  248,000(B) Toyota Motor Credit Corp., Global Notes             (AAA, Aa1)       12/20/04      1.000       2,107,484
                                                                                                          -----------
                                                                                                            5,600,060
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
ELECTRIC (1.9%)
 $     200   American Electric Power Company, Inc.,
              Series A, Global Notes                            (BBB, Baa3)       05/15/06      6.125     $   216,180
        70   Calpine Corp., Senior Notes**                        (B+, B1)        08/15/10      8.625          50,400
       190   Cilcorp, Inc., Bonds                               (BBB+, Baa2)      10/15/29      9.375         256,185
       100   Cincinnati Gas & Electric Co., Notes               (BBB, Baa1)       09/15/12      5.700         106,851
        60   CMS Energy Corp., Senior Notes                       (B+, B3)        01/15/09      7.500          58,200
       170   CMS Energy Corp., Series B, Senior Notes             (BB, B3)        01/15/04      6.750         171,275
       100   Consolidated Edison Company of New York,
              Debentures                                          (A+, A1)        02/01/13      4.875         102,531
        70   Constellation Energy Group, Inc., Notes            (BBB+, Baa1)      04/01/07      6.350          77,512
        80   Constellation Energy Group, Inc., Notes            (BBB+, Baa1)      04/01/12      7.000          92,096
        80   Energy East Corp., Notes                           (BBB, Baa2)       06/15/12      6.750          88,994
       150   FPL Group Capital, Inc., Notes                       (A-, A2)        04/11/06      3.250         151,823
       195   Oncor Electric Delivery Co., Global Secured Notes  (BBB, Baa1)       05/01/32      7.000         221,789
       270   Progress Energy, Inc., Senior Notes                (BBB, Baa2)       03/01/11      7.100         311,066
       130   PSE&G Power LLC, Global Company
              Guaranteed Notes                                  (BBB, Baa1)       04/15/31      8.625         171,650
       120   PSE&G Power LLC, Global Company
              Guaranteed Notes**                                (BBB, Baa1)       06/01/12      6.950         137,195
       380   Public Service Company of Colorado, Rule 144A,
              Collateral Trust Notes++,**                       (BBB+, Baa1)      10/01/12      7.875         466,480
                                                                                                          -----------
                                                                                                            2,680,227
                                                                                                          -----------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       115   Motors & Gears, Inc., Series D, Senior Notes
              (Callable 11/15/03 @ $101.79)                      (B-, Caa1)       11/15/06     10.750         101,200
                                                                                                          -----------
ELECTRONICS (0.1%)
        75   Sanmina-Sci Corp., Rule 144A, Secured Notes
              (Callable 01/15/07 @ 105.19)++                     (BB-, Ba2)       01/15/10     10.375          85,875
                                                                                                          -----------
ENTERTAINMENT (0.7%)
        90   Argosy Gaming Co., Company Guaranteed Notes
              (Callable 06/01/04 @ $105.38)                       (B+, B2)        06/01/09     10.750          99,900
       110   Bluegreen Corp., Company Guaranteed Senior
              Secured Notes (Callable 04/01/04 @ $103.50)          (B, B3)        04/01/08     10.500          99,550
        85   Horseshoe Gaming Holding Corp., Series B,
              Company Guaranteed Notes
              (Callable 05/15/04 @ $104.31)                       (B+, B2)        05/15/09      8.625          90,738
       140   Isle of Capri Casinos, Inc., Company Guaranteed
              Notes (Callable 04/15/04 @ $104.38)                  (B, B2)        04/15/09      8.750         148,050
        85   Kerzner International, Ltd., Global Company
              Guaranteed Notes (Callable 08/15/06 @ $104.44)      (B+, B2)        08/15/11      8.875          90,525

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
ENTERTAINMENT (CONCLUDED)
 $     290   Mohegan Tribal Gaming, Global Senior
              Subordinated Notes
              (Callable 07/01/06 @ $104.19)                      (BB-, Ba3)       07/01/11      8.375     $   310,300
       145   Penn National Gaming, Inc., Company
              Guaranteed Notes (Callable 03/15/06 @ $104.44)      (B-, B3)        03/15/10      8.875         152,612
                                                                                                          -----------
                                                                                                              991,675
                                                                                                          -----------
ENVIRONMENTAL CONTROL (0.5%)
       135   Allied Waste North America, Series B, Company
              Guaranteed Notes
              (Callable 01/01/04 @ $103.94)                      (BB-, Ba3)       01/01/09      7.875         140,063
       175   Waste Management, Inc., Global Company
              Guaranteed Notes                                  (BBB, Baa3)       05/15/32      7.750         213,918
       303   Waste Management, Inc., Senior Notes               (BBB, Baa3)       08/01/10      7.375         353,783
                                                                                                          -----------
                                                                                                              707,764
                                                                                                          -----------
FOOD (0.9%)
        13   Archibald Candy Corp., Company Guaranteed
              Notes (Callable 11/01/05 @ $101.00)##               (NR, NR)        11/01/07     10.000          11,691
       125   Aurora Foods, Inc., Series B, Senior
              Subordinated Notes
              (Callable 07/01/03 @ $106.38)                       (CC, Ca)        07/01/08      8.750          55,625
       120   ConAgra Foods, Inc., Notes                         (BBB+, Baa1)      09/15/11      6.750         136,526
       105   ConAgra Foods, Inc., Notes                         (BBB+, Baa1)      09/15/30      8.250         136,465
       200   General Mills, Inc., Global Notes                  (BBB+, Baa2)      02/15/12      6.000         219,791
       250   Kellogg Co., Series B, Global Notes                 (BBB, Baa2)      04/01/11      6.600         286,310
       105   Kraft Foods, Inc., Global Notes                     (BBB+, A3)       06/01/12      6.250         114,594
       200   Land O' Lakes, Inc., Global Senior Notes
              (Callable 11/15/06 @ $104.38)                       (B+, B2)        11/15/11      8.750         129,000
        40   Premier International Foods PLC, Yankee
              Senior Notes (Callable 09/01/04 @ $106.00)          (B-, B3)        09/01/09     12.000          44,200
       150   Roundy's, Inc., Series B, Global Company
              Guaranteed Notes (Callable 06/15/07 @ $104.44)       (B, B2)        06/15/12      8.875         155,250
        50   Stater Brothers Holdings, Inc., Senior Notes
              (Callable 08/15/03 @ $105.38)                       (B-, B2)        08/15/06     10.750          53,375
                                                                                                          -----------
                                                                                                            1,342,827
                                                                                                          -----------
FOREST PRODUCTS, PAPER (0.3%)
       185   Appleton Papers, Inc., Series B, Global Company
              Guaranteed Notes (Callable 12/15/05 @ $106.25)      (B+, B3)        12/15/08     12.500         210,900
       150   Georgia-Pacific Corp., Rule 144A, Senior Notes++    (BB+, Ba2)       02/01/10      8.875         162,375
                                                                                                          -----------
                                                                                                              373,275
                                                                                                          -----------
GAS (0.1%)
       150   KeySpan Corp., Senior Notes                          (A, A3)         11/15/30      8.000         200,803
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
HEALTHCARE PRODUCTS (0.1%)
 $     155   Baxter International, Inc., Notes                      (A, A3)       05/01/07      5.250     $   165,940
                                                                                                          -----------
HEALTHCARE SERVICES (0.1%)
        35   Extendicare Health Services, Inc., Company
              Guaranteed Notes
              (Callable 12/15/03 @ $103.12)                       (CCC+, B3)      12/15/07      9.350          28,525
        20   HCA, Inc., Notes                                     (BBB-, Ba1)     06/15/05      6.910          21,271
        90   HCA, Inc., Notes                                     (BBB-, Ba1)     07/01/07      7.000          97,213
                                                                                                          -----------
                                                                                                              147,009
                                                                                                          -----------
HOLDING COMPANIES-DIVERSIFIED (0.1%)
        75   Werner Holding Co., Inc., Series A, Company
              Guaranteed Notes
              (Callable 11/15/03 @ $103.33)                         (B-, B2)      11/15/07     10.000          77,250
                                                                                                          -----------
HOME BUILDERS (0.1%)
       115   D.R. Horton, Inc., Company Guaranteed Notes           (BB, Ba1)      12/01/07      7.500         122,475
        20   KB Home, Senior Subordinated Notes
              (Callable 02/15/06 @ $104.75)                        (BB-, Ba3)     02/15/11      9.500          22,150
        40   Ryland Group, Senior Notes
              (Callable 09/01/05 @ $104.88)                        (BB+, Ba1)     09/01/10      9.750          45,650
                                                                                                          -----------
                                                                                                              190,275
                                                                                                          -----------
HOME FURNISHINGS (0.1%)
       115   Sealy Mattress Co., Series B, Senior Subordinated
              Notes (Callable 12/15/03 @ $103.29)                   (B-, B3)      12/15/07      9.875         119,025
                                                                                                          -----------
INSURANCE (0.1%)
       130   Metlife, Inc., Debentures                               (A, A2)      05/15/05      3.911         134,796
                                                                                                          -----------
IRON & STEEL (0.1%)
        95   AK Steel Corp., Company Guaranteed Notes
              (Callable 02/15/04 @ $103.94)**                       (BB, B1)      02/15/09      7.875          84,788
        50   Oregon Steel Mills, Inc., Global Company
              Guaranteed Notes (Callable 07/15/06 @ $105.00)        (B+, B1)      07/15/09     10.000          47,750
                                                                                                          -----------
                                                                                                              132,538
                                                                                                          -----------
LEISURE TIME (0.2%)
       185   Hard Rock Hotel, Inc., Series B, Senior Subordinated
              Notes (Callable 04/01/04 @ $100.00)                  (B-, Caa1)     04/01/05      9.250         189,625
        75   Hockey Co./Sports Maska, Inc., Global Units
              (Callable 04/15/06 @ $105.62)                          (B, B2)      04/15/09     11.250          82,313
                                                                                                          -----------
                                                                                                              271,938
                                                                                                          -----------
LODGING (0.7%)
        20   Aztar Corp., Senior Subordinated Notes
              (Callable 05/15/03 @ $104.44)                        (B+, Ba3)      05/15/07      8.875          21,000
       260   Boyd Gaming Corp., Company Guaranteed Notes
              (Callable 08/01/05 @ $104.63)                        (BB-, Ba3)     08/01/09      9.250         287,950

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
LODGING (CONCLUDED)
 $     190   Majestic Investor Holdings, Company
              Guaranteed Notes
              (Callable 11/30/05 @ $105.83)                        (B, B2)        11/30/07     11.653     $   187,150
        85   Mandalay Resort Group, Senior Subordinated
              Notes (Callable 12/01/03 @ $102.31)                (BB-, Ba3)       12/01/05      9.250          89,356
        40   MGM Mirage, Inc., Company Guaranteed Notes          (BB+, Ba2)       06/01/07      9.750          45,000
       145   Prime Hospitality Corp., Series B, Global Senior
              Subordinated Notes
              (Callable 05/01/07 @ $104.19)                        (B, B1)        05/01/12      8.375         137,025
        80   Riviera Holdings Corp., Global Company
              Guaranteed Notes (Callable 06/15/06 @ $105.50)      (B+, B2)        06/15/10     11.000          75,600
        10   Station Casinos, Inc., Senior Subordinated Notes
              (Callable 07/01/05 @ $103.70)                       (B+, B1)        07/01/10      9.875          11,075
       115   Windsor Woodmont Black Hawk, Series B, First
              Mortgage (Callable 03/15/04 @ $104.33)##            (NR, NR)        03/15/05     13.000          78,775
                                                                                                          -----------
                                                                                                              932,931
                                                                                                          -----------
MEDIA (0.9%)
       115   AOL Time Warner, Inc., Global Company
              Guaranteed Notes                                  (BBB+, Baa1)      04/15/31      7.625         127,288
        55   Charter Communications Holdings LLC,
              Senior Notes (Callable 04/01/04 @ $104.31)         (CCC-, Ca)       04/01/09      8.625          36,438
        10   Clear Channel Communication, Company
              Guaranteed Notes                                  (BBB-, Ba1)       11/01/08      8.000          11,500
        70   Coaxial Communications/Phoenix, Company
              Guaranteed Senior Notes
              (Callable 08/15/03 @ $103.33)                        (B, B3)        08/15/06     10.000          72,275
       200   Comcast Cable Communications, Inc.,
              Senior Notes                                      (BBB, Baa3)       01/30/11      6.750         221,154
        20   CSC Holdings, Inc., Series B, Senior Notes          (BB-, B1)        07/15/09      8.125          21,300
        70   CSC Holdings, Inc., Series B, Senior Notes          (BB-, B1)        04/01/11      7.625          74,025
        40   Lin Televison Corp., Company Guaranteed Notes
              (Callable 03/01/04 @ $102.79)                        (B, B2)        03/01/08      8.375          42,100
        60   Mediacom LLC/Capital Corp., Senior Notes
              (Callable 01/15/06 @ $104.75)                       (B+, B2)        01/15/13      9.500          64,800
       150   News America Holdings, Inc., Company
              Guaranteed Notes                                  (BBB-, Baa3)      02/01/13      9.250         191,910
       170   News America, Inc., Company Guaranteed Notes       (BBB-, Baa3)      11/30/28      7.625         194,730
        10   Northland Cable Television, Company
              Guaranteed Senior Subordinated Notes
              (Callable 11/15/03 @ $103.42)                      (CC, Caa3)       11/15/07     10.250           9,350
       150   Viacom, Inc., Global Company Guaranteed Notes        (A-, A3)        08/15/12      5.625         161,737
        55   Walt Disney Co., Global Notes                      (BBB+, Baa1)      03/01/12      6.375          60,215
                                                                                                          -----------
                                                                                                            1,288,822
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
METAL FABRICATE/HARDWARE (0.1%)
 $     125   Jarden Corp., Global Company Guaranteed
              Notes (Callable 05/01/07 @ 104.88)                  (B-, B3)        05/01/12      9.750     $   135,000
                                                                                                          -----------
MISCELLANEOUS MANUFACTURING (0.1%)
       150   Building Materials Corp., Company
              Guaranteed Notes                                    (B+, B2)        12/01/08      8.000         135,000
                                                                                                          -----------
MORTGAGE BACKED SECURITIES (23.6%)
       770   Fannie Mae                                          (AAA, Aaa)       04/25/21      5.250         782,764
     3,660   Fannie Mae Global Bonds**                           (AAA, Aaa)       01/15/08      3.250       3,705,673
   100,000(B)Fannie Mae Global Senior Notes                      (AAA, Aaa)       10/09/07      2.125         909,253
     1,950   Fannie Mae TBA                                      (AAA, Aaa)       05/01/18      6.500       2,066,392
     2,650   FHLMC TBA                                           (AAA, Aaa)       05/01/18      5.000       2,731,986
     1,320   FNMA TBA                                            (AAA, Aaa)       05/01/18      5.500       1,372,800
     2,050   FNMA TBA                                            (AAA, Aaa)       05/01/33      5.500       2,106,375
     3,930   FNMA TBA                                            (AAA, Aaa)       05/01/33      6.000       4,090,886
     2,630   FNMA TBA                                            (AAA, Aaa)       05/01/33      6.500       2,748,350
     3,950   FNMA TBA                                            (AAA, Aaa)       05/01/33      7.000       4,174,656
       390   Freddie Mac Global Notes                            (AAA, Aaa)       09/15/07      3.500         401,334
     3,600   Freddie Mac Global Notes**                          (AAA, Aaa)       01/15/13      4.500       3,684,564
       851   Ginnie Mae Pool #415189                             (AAA, Aaa)       03/15/26      7.000         907,554
     1,477   Ginnie Mae Pool #506601                             (AAA, Aaa)       03/15/29      6.500       1,558,553
       650   Ginnie Mae TBA                                      (AAA, Aaa)       05/01/33      6.000         679,504
     1,390   LB-UBS Commercial Mortgage Trust,
              Series 2002-C2, Class A4                           (AAA, Aaa)       06/15/31      5.594       1,504,809
                                                                                                          -----------
                                                                                                           33,425,453
                                                                                                          -----------
OIL & GAS (1.4%)
       140   Chesapeake Energy Corp., Global Company
              Guaranteed Senior Notes
              (Callable 04/01/06 @ $104.06)                      (B+, Ba3)        04/01/11      8.125         151,900
       350   Conoco Funding Co., Global Company
              Guaranteed Notes                                    (A-, A3)        10/15/31      7.250         425,632
        40   Devon Energy Corp., Debentures                     (BBB, Baa2)       04/15/32      7.950          50,224
       210   Devon Financing Corporation ULC, Global
              Company Guaranteed Notes                          (BBB, Baa2)       09/30/11      6.875         241,931
       204   Enterprise Products Operations, Company
              Guaranteed Notes                                  (BBB, Baa2)       02/01/11      7.500         235,954
        70   Forest Oil Corp., Global Company Guaranteed
              Notes (Callable 05/01/07 @ $103.88)                (BB, Ba3)        05/01/14      7.750          73,150
       200   Forest Oil Corp., Global Senior Notes               (BB, Ba3)        06/15/08      8.000         213,000
        10   Magnum Hunter Resources, Inc., Company
              Guaranteed Notes (Callable 06/01/03 @ $103.33)      (B, B2)         06/01/07     10.000          10,450
        50   Ocean Energy, Inc., Series B, Company
              Guaranteed Notes
              (Callable 07/01/03 @ $104.19)                      (BB+, Ba1)       07/01/08      8.375          52,812

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
OIL & GAS (CONCLUDED)
 $      30   Parker Drilling Co., Series B, Company
              Guaranteed Senior Notes
              (Callable 11/15/04 @ $105.06)**                     (B+, B1)        11/15/09     10.125     $    32,175
       280   Pemex Project Funding Master Trust, Global
              Company Guaranteed Notes                          (BBB-, Baa1)      02/15/08      8.500         325,500
        20   Tesoro Petroleum Corp., Global Senior
              Subordinated Notes
              (Callable 04/01/07 @ $104.81)                        (B, B3)        04/01/12      9.625          19,300
       200   Vintage Petroleum, Inc., Global Senior
              Notes (Callable 05/01/07 @ $104.13)                (BB-, Ba3)       05/01/12      8.250         214,500
                                                                                                          -----------
                                                                                                            2,046,528
                                                                                                          -----------
OIL & GAS SERVICES (0.1%)
       106   Southwest Royalties, Inc., Company Guaranteed
              Notes (Callable 06/12/03 @ $100.00)~                (NR, NR)        06/30/04     11.500         102,158
                                                                                                          -----------
PACKAGING & CONTAINERS (0.3%)
        70   Box USA Holdings, Series B, Senior Secured
              Notes (Callable 06/01/03 @ $102.00)                 (B, B3)         06/01/06     12.000          71,750
        90   Owens-Brockway Glass Containers, Global
              Company Guaranteed Notes
              (Callable 02/15/06 @ $104.44)                       (BB, B1)        02/15/09      8.875          96,975
        75   Owens-Illinois, Inc., Senior Notes                   (B+, B3)        05/15/08      7.350          74,625
       140   Packaged Ice, Inc., Series B, Company
              Guaranteed Senior Unsecured Notes
              (Callable 02/01/04 @ $100.00)**                    (B-, Caa3)       02/01/05      9.750         135,100
       105   Stone Container Corp., Global Senior Notes
              (Callable 07/01/07 @ $104.19)                        (B, B2)        07/01/12      8.375         114,713
                                                                                                          -----------
                                                                                                              493,163
                                                                                                          -----------
PHARMACEUTICALS (0.5%)
       140   NBTY, Inc., Series B, Senior Subordinated Notes
              (Callable 09/15/03 @ $102.88)                       (B+, B1)        09/15/07      8.625         145,950
       480   Wyeth, Notes                                          (A, A3)        03/15/13      5.250         503,089
                                                                                                          -----------
                                                                                                              649,039
                                                                                                          -----------
PIPELINES (0.4%)
       330   Consolidated Natural Gas Co., Senior Notes          (BBB+, A3)       04/15/11      6.850         379,707
       140   Equitable Resources, Inc., Rule 144A, Bonds++         (A, A2)        11/15/12      5.150         146,810
        85   Western Gas Resources, Inc., Company
              Guaranteed Notes
              (Callable 06/15/04 @ $105.00)                      (BB-, Ba3)       06/15/09     10.000          93,075
                                                                                                          -----------
                                                                                                              619,592
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONTINUED)
UNITED STATES (CONTINUED)
REAL ESTATE (0.1%)
 $      97   EOP Operating LP, Notes                            (BBB+, Baa1)      01/15/04      6.500     $    99,895
        50   EOP Operating LP, Notes                            (BBB+, Baa1)      06/15/04      6.500          52,434
        35   EOP Operating LP, Senior Notes                     (BBB+, Baa1)      02/15/05      6.625          37,405
                                                                                                          -----------
                                                                                                              189,734
                                                                                                          -----------
RETAIL (0.6%)
       160   Leslie's Poolmart, Senior Notes
              (Callable 07/15/03 @ $100.00)                       (B-, B2)        07/15/04     10.375         161,000
       135   Sbarro, Inc., Company Guaranteed Senior Notes
              (Callable 09/15/04 @ $105.50)**                     (B+, B2)        09/15/09     11.000         132,300
       190   Sears Roebuck Acceptance Corp., Global Notes       (BBB+, Baa1)      08/15/11      6.750         201,373
       140   Sears Roebuck Acceptance Corp., Global Notes**     (BBB+, Baa1)      02/01/11      7.000         150,829
       115   Wal-Mart Stores, Inc., Global Senior Notes           (AA, Aa2)       08/10/09      6.875         136,355
       125   Yum! Brands, Inc., Senior Notes                     (BB+, Ba1)       07/01/12      7.700         139,687
                                                                                                          -----------
                                                                                                              921,544
                                                                                                          -----------
SAVINGS & LOANS (0.4%)
       440   Bank United Corp., Subordinated Notes              (BBB, Baa1)       05/01/07      8.875         518,441
        10   Sovereign Bancorp, Inc., Senior Notes              (BBB-, Ba1)       11/15/06     10.500          12,150
                                                                                                          -----------
                                                                                                              530,591
                                                                                                          -----------
TELECOMMUNICATIONS (2.0%)
        20   AT&T Broadband Corp., Global Company
              Guaranteed Notes                                  (BBB, Baa3)       03/15/13      8.375          24,453
       350   AT&T Corp., Global Senior Notes                    (BBB+, Baa2)      11/15/31      8.000         391,030
       200   AT&T Wireless Services, Inc., Global Senior Notes  (BBB, Baa2)       03/01/11      7.875         230,834
       170   AT&T Wireless Services, Inc., Global Senior Notes  (BBB, Baa2)       03/01/31      8.750         212,449
       110   Bellsouth Corp., Global Notes                        (A+, A1)        10/15/11      6.000         122,479
       150   Citizens Communications Co., Notes                 (BBB, Baa2)       05/15/06      8.500         173,919
        20   Insight Midwest/Insight Capital Corp.,
              Global Senior Notes
              (Callable 11/01/05 @ $105.25)                       (B+, B2)        11/01/10     10.500          22,250
        30   Insight Midwest/Insight Capital Corp.,
              Senior Notes (Callable 10/01/04 @ $104.88)          (B+, B2)        10/01/09      9.750          32,325
        60   Level 3 Communications, Inc., Senior Notes
              (Callable 05/01/03 @ $104.56)**                    (CC, Caa3)       05/01/08      9.125          48,900
       130   Lucent Technologies, Inc., Notes**                  (B-, Caa1)       07/15/06      7.250         124,150
        35   Nextel Communications, Inc., Senior Discount
              Notes (Callable 02/15/04 @ $103.32)+                 (B, B3)        02/15/08      9.950          36,925
       120   SBC Communications, Inc., Global Notes              (AA-, A1)        03/15/11      6.250         134,121
        50   U.S. Unwired, Inc., Series B, Company
              Guaranteed Notes
              (Callable 11/01/04 @ $106.69)+                     (CC, Caa2)       11/01/09     13.375           9,750
       230   Verizon Global Funding Corp., Global Notes           (A+, A2)        06/15/12      6.875         264,359

                 See Accompanying Notes to Financial Statements.

       PAR(1)                                                     RATINGS+
       (000)                                                    (S&P/MOODY'S)      MATURITY     RATE%         VALUE
       -----                                                    -------------      --------     -----         -----
BONDS (CONCLUDED)
UNITED STATES (CONCLUDED)
TELECOMMUNICATIONS (CONCLUDED)
 $     370   Verizon Global Funding Corp., Global Notes           (A+, A2)        12/01/30      7.750     $   458,621
       500   Verizon Wireless Capital, Global Notes               (A+, A3)        12/15/06      5.375         539,342
                                                                                                          -----------
                                                                                                            2,825,907
                                                                                                          -----------
TEXTILES (0.0%)
        10   Simmons Co., Series B, Senior Subordinated
              Notes (Callable 03/15/05 @ $103.42)                 (B-, B2)        03/15/09     10.250          10,850
        20   Westpoint Stevens, Inc., Senior Notes**##            (CC, Ca)        06/15/05      7.875           4,000
                                                                                                          -----------
                                                                                                               14,850
                                                                                                          -----------
UNITED STATES TREASURY OBLIGATIONS (2.4%)
       195   United States Treasury Bonds**                      (AAA, Aaa)       02/15/31      5.375         212,840
       310   United States Treasury Notes                        (AAA, Aaa)       02/15/13      3.875         310,508
     2,875   United States Treasury Notes**                      (AAA, Aaa)       02/15/08      3.000       2,905,550
                                                                                                          -----------
                                                                                                            3,428,898
                                                                                                          -----------
TOTAL UNITED STATES                                                                                        66,471,779
                                                                                                          -----------
TOTAL BONDS (Cost $117,720,071)                                                                           125,359,675
                                                                                                          -----------

     NUMBER
       OF
     SHARES
     ------
COMMON STOCKS (0.0%)
UNITED STATES (0.0%)
FOOD (0.0%)
         16   Archibald Candy Corp.*,^                                                                            400
                                                                                                          -----------
OIL & GAS SERVICES (0.0%)
        392   Southwest Royalties, Inc.*,^                                                                       5,931
                                                                                                          -----------
TOTAL UNITED STATES                                                                                             6,331
                                                                                                          -----------
TOTAL COMMON STOCKS (Cost $14,642)                                                                              6,331
                                                                                                          -----------
PREFERRED STOCKS (0.2%)
UNITED STATES (0.2%)
TELECOMMUNICATIONS (0.2%)
        240   Centaur Funding Corp., Series B, Rule 144A++(Cost $279,079)                                     280,575
                                                                                                          -----------
TOTAL UNITED STATES                                                                                           280,575
                                                                                                          -----------
SHORT-TERM INVESTMENTS (34.7%)
$12,614,504 AIM Institutional Fund - Liquid Asset Portfolio****                                           12,614,504
                                                                                                          -----------

                 See Accompanying Notes to Financial Statements.

       PAR(1)
       (000)                                                                       MATURITY     RATE%         VALUE
       -----                                                                       --------     -----         -----
SHORT-TERM INVESTMENTS (CONTINUED)
 $  28,000   Federal Home Loan Bank Discount Notes^^                               05/01/03      1.250    $  28,000,000
     8,320   State Street Bank and Trust Co. Euro Time Deposit++++                 05/01/03      1.188        8,320,000
       175   United States Treasury Bills                                          05/15/03      1.150          174,926
                                                                                                          -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $49,109,430)                                                              49,109,430
                                                                                                          -------------
TOTAL INVESTMENTS AT VALUE (123.4%) (Cost $167,123,222)                                                     174,756,011
LIABILITIES IN EXCESS OF OTHER ASSETS (-23.4%)                                                              (33,091,024)
                                                                                                          -------------
NET ASSETS (100.0%)                                                                                       $ 141,664,987
                                                                                                          =============

                            INVESTMENT ABBREVIATIONS
                             TBA = To be announced.

(1) Unless otherwise indicated below, all securities are denominated in currency of the issuer's country of origin.

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unauditied.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, these securities amounted to a value of $2,939,472 or 2.07% of net assets.

# Variable rate obligations -- The interest rate shown is the rate as of April 30, 2003.

##    Bond is currently in default.

~ Step Bond -- The interest stated is as of April 30, 2003 and will reset at a future date.

*     Non-income producing security.

^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Directors.

++++  Collateral segregated for futures contracts.

^^    Collateral segregated for TBA securities.

**      Security or portion thereof is out on loan.

**** Represents security purchased with cash collateral received for securities on loan.

(A)   Denominated in Euro.

(B)   Denominated in Japanese Yen.

(C)   Denominated in U.S. Dollar.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value, including collateral for securities
      on loan of $12,614,504 (Cost $167,123,222) (Note 1)                       $   174,756,011(1)
    Cash                                                                                    437
    Foreign currency at value (cost $30,990)                                             31,371
    Receivable for investments sold                                                   2,171,249
    Interest receivable                                                               1,573,787
    Receivable for fund shares sold                                                     317,430
    Unrealized appreciation on forward currency contracts (Note 1)                      123,841
    Prepaid expenses and other assets                                                       104
                                                                                ---------------
      Total Assets                                                                  178,974,230
                                                                                ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                        20,054
    Administrative services fee payable (Note 2)                                         25,109
    Distribution fee payable (Note 2)                                                       252
    Payable for investments purchased                                                24,322,916
    Payable upon return of securities loaned (Note 1)                                12,614,504
    Payable for fund shares redeemed                                                    140,604
    Variation margin payable (Note 1)                                                    58,969
    Directors' fee payable                                                                  709
    Other accrued expenses payable                                                      126,126
                                                                                ---------------
      Total Liabilities                                                              37,309,243
                                                                                ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                             13,730
    Paid-in capital (Note 5)                                                        154,629,091
    Accumulated undistributed net investment loss                                    (2,564,080)
    Accumulated net realized loss on investments, futures transactions
      and foreign currency transactions                                             (18,219,329)
    Net unrealized appreciation from investments, futures transactions
      and foreign currency translations                                               7,805,575
                                                                                ---------------
      Net Assets                                                                $   141,664,987
                                                                                ===============
COMMON SHARES
    Net assets                                                                  $   140,407,816
    Shares outstanding                                                               13,607,793
                                                                                ---------------
    Net asset value, offering price, and redemption price per share             $         10.32
                                                                                ===============
ADVISOR SHARES
    Net assets                                                                  $        25,362
    Shares outstanding                                                                    2,301
                                                                                ---------------
    Net asset value, offering price, and redemption price per share             $         11.02
                                                                                ===============
A SHARES
    Net assets                                                                  $     1,231,809
    Shares outstanding                                                                  119,491
                                                                                ---------------
    Net asset value and redemption price per share                              $         10.31
                                                                                ===============
    Maximum offering price per share (net asset value/(1-4.75%))                $         10.82
                                                                                ===============

----------
(1) Includes $12,300,609 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Interest                                                                      $   2,351,484
    Securities lending                                                                    8,489
                                                                                  -------------
      Total investment income                                                         2,359,973
                                                                                  -------------
EXPENSES
    Investment advisory fees (Note 2)                                                   615,822
    Administrative services fees (Note 2)                                               112,746
    Shareholder servicing/Distribution fees (Note 2)                                        600
    Transfer agent fees (Note 2)                                                        180,780
    Registration fees                                                                    44,235
    Custodian fees                                                                       37,539
    Printing fees (Note 2)                                                               34,579
    Legal fees                                                                           32,099
    Audit fees                                                                           12,458
    Directors' fees                                                                       7,119
    Insurance expense                                                                     4,986
    Interest expense                                                                      1,999
    Miscellaneous expense                                                                 1,100
                                                                                  -------------
      Total expenses                                                                  1,086,062
    Less: fees waived (Note 2)                                                         (500,426)
                                                                                  -------------
      Net expenses                                                                      585,636
                                                                                  -------------
       Net investment income                                                          1,774,337
                                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURES CONTRACTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized gain from investments                                                2,659,765
    Net realized loss from futures contracts                                           (163,202)
    Net realized gain on foreign currency transactions                                2,932,688
    Net change in unrealized appreciation (depreciation) from investments             5,297,868
    Net change in unrealized appreciation (depreciation) from futures contracts         (96,886)
    Net change in unrealized appreciation (depreciation) from foreign
      currency translations                                                            (109,135)
                                                                                  -------------
    Net realized and unrealized gain from investments, futures contracts and
      foreign currency related items                                                 10,521,098
                                                                                  -------------
    Net increase in net assets resulting from operations                          $  12,295,435
                                                                                  =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX MONTHS
                                                                                      ENDED              FOR THE YEAR
                                                                                 APRIL 30, 2003              ENDED
                                                                                   (UNAUDITED)         OCTOBER 31, 2002
                                                                               ------------------      ----------------
FROM OPERATIONS
  Net investment income                                                           $   1,774,337         $   4,161,583
  Net realized gain (loss) from investments, futures contracts and
   foreign currency transactions                                                      5,429,251            (4,963,996)
  Net change in unrealized appreciation (depreciation) from
   investments, futures transactions and foreign currency translations                5,091,847             4,967,629
                                                                                  -------------         -------------
   Net increase in net assets resulting from operations                              12,295,435             4,165,216
                                                                                  -------------         -------------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                               (6,920,942)           (5,590,559)
   Advisor Class shares                                                                  (2,923)               (4,561)
   Class A shares                                                                        (9,420)                 (624)
                                                                                  -------------         -------------
   Net decrease in net assets resulting from dividends                               (6,933,285)           (5,595,744)
                                                                                  -------------         -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                       43,254,531            52,752,959
  Reinvestment of dividends                                                           6,669,941             5,360,277
  Net asset value of shares redeemed                                                (22,301,829)          (66,993,221)
                                                                                  -------------         -------------
   Net increase (decrease) in net assets from capital share transactions             27,622,643            (8,879,985)
                                                                                  -------------         -------------
  Net increase (decrease) in net assets                                              32,984,793           (10,310,513)
NET ASSETS
  Beginning of period                                                               108,680,194           118,990,707
                                                                                  -------------         -------------
  End of period                                                                   $ 141,664,987         $ 108,680,194
                                                                                  =============         =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                        $  (2,564,080)        $   2,594,868
                                                                                  =============         =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2003    -------------------------------------------------------------
                                                    (UNAUDITED)      2002(1)       2001         2000         1999         1998
                                                  --------------    ---------    ---------    ---------    --------     ---------
PER SHARE DATA
  Net asset value, beginning of period               $    9.90      $    9.99    $    9.71    $   10.25    $   10.62    $   10.91
                                                     ---------      ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                   0.14(2)        0.38(2)      0.53         0.56         0.52         0.58
  Net gain (loss) on investments, futures
    transaction and foreign currency
    related items (both realized
    and unrealized)                                       0.88           0.03         0.21        (0.13)       (0.29)       (0.16)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
      Total from investment operations                    1.02           0.41         0.74         0.43         0.23         0.42
                                                     ---------      ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS
  Dividends from net investment income                   (0.60)         (0.50)       (0.46)       (0.76)       (0.59)       (0.71)
  Dividends in excess of net investment
    income                                                  --             --           --        (0.21)       (0.01)          --
                                                     ---------      ---------    ---------    ---------    ---------    ---------
      Total dividends                                    (0.60)         (0.50)       (0.46)       (0.97)       (0.60)       (0.71)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                       $   10.32      $    9.90    $    9.99    $    9.71    $   10.25    $   10.62
                                                     =========      =========    =========    =========    =========    =========
      Total return(3)                                    10.76%          4.27%        7.81%        4.37%        2.18%        4.10%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $ 140,408      $ 108,535    $ 118,876    $ 121,309    $ 135,327    $ 154,131
    Ratio of expenses to average net assets(5)            0.95%(4)       0.95%        0.95%        0.97%        0.96%        0.95%
    Ratio of net investment income
      to average net assets                               2.88%(4)       3.89%        5.15%        5.51%        5.00%        5.21%
    Decrease reflected in above operating
      expense ratios due to waivers                       0.81%(4)       0.77%        0.58%        0.51%        0.57%        0.46%
  Portfolio turnover rate                                  115%           150%         144%         101%         365%         234%

----------
(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.87% to 3.89%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, .01% and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .95% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                   FOR THE SIX
                                                   MONTHS ENDED                     FOR THE YEAR ENDED OCTOBER 31,
                                                  APRIL 30, 2003    -------------------------------------------------------------
                                                    (UNAUDITED)      2002(1)       2001         2000         1999         1998
                                                  --------------    ---------    ---------    ---------    --------     ---------
PER SHARE DATA
  Net asset value, beginning of period               $   10.54      $   10.62    $   10.28    $   10.48    $   10.57    $   10.90
                                                     ---------      ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS
  Net investment income                                  0.12(2)         0.36(2)      0.51         0.52(2)      0.44(2)      0.37
  Net gain (loss) on investments, futures
    transactions and foreign currency
    related items (both realized
    and unrealized)                                       0.94           0.02         0.22        (0.12)       (0.29)       (0.02)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
      Total from investment operations                    1.06           0.38         0.73         0.40         0.15         0.35
                                                     ---------      ---------    ---------    ---------    ---------    ---------
LESS DIVIDENDS
  Dividends from net investment income                   (0.58)         (0.46)       (0.39)       (0.60)          --        (0.68)
  Dividends in excess of net investment
    income                                                  --             --           --           --        (0.24)          --
                                                     ---------      ---------    ---------    ---------    ---------    ---------
      Total dividends                                    (0.58)         (0.46)       (0.39)       (0.60)       (0.24)       (0.68)
                                                     ---------      ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                       $   11.02      $   10.54    $   10.62    $   10.28    $   10.48    $   10.57
                                                     =========      =========    =========    =========    =========    =========
      Total return(3)                                    10.41%          3.71%        7.32%        3.88%        1.41%        3.51%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $      25      $      56    $     114    $      22    $      69    $   6,518
    Ratio of expenses to average net assets(5)            1.45%(4)       1.45%        1.46%        1.47%        1.45%        1.45%
    Ratio of net investment income
      to average net assets                               2.31%(4)       3.50%        4.62%        4.90%        4.14%        4.75%
    Decrease reflected in above operating
      expense ratios due to waivers                       0.81%(4)       0.77%        0.60%        0.51%        0.49%        0.37%
  Portfolio turnover rate                                  115%           150%         144%         101%         365%         234%

----------

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.50%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .01%, and .02% for the years ended October 31, 2001 and 2000, respectively. These arrangements had no effect on the expense ratio for each of the years ended October 31, 1999 and 1998. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.45% for the years ended October 31, 2001 and 2000. For the six months ended April 30, 2003 and the year ended October 31, 2002, there were no transfer agent credits.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                    FOR THE SIX MONTHS
                                                           ENDED              FOR THE PERIOD
                                                      APRIL 30, 2003               ENDED
                                                        (UNAUDITED)       OCTOBER 31, 2002(1),(2)
                                                    ------------------    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                    $  9.89                 $  9.93
                                                          -------                 -------
INVESTMENT OPERATIONS
  Net investment income(3)                                   0.14                    0.27
  Net gain on investments, futures
    transactions and foreign currency
    related items (both realized
    and unrealized)                                          0.87                    0.16
                                                          -------                 -------
      Total from investment operations                       1.01                    0.43
                                                          -------                 -------
LESS DIVIDENDS
  Dividends from net investment income                      (0.59)                  (0.47)
                                                          -------                 -------
NET ASSET VALUE, END OF PERIOD                            $ 10.31                 $  9.89
                                                          =======                 =======
      Total return(4)                                       10.63%                   4.55%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $ 1,232                 $    89
    Ratio of expenses to average net assets(5),(6)           1.20%                   1.20%
    Ratio of net investment income
      to average net assets(5)                               2.77%                   3.02%
    Decrease reflected in above operating
      expense ratios due to waivers(5)                       0.82%                   0.90%
  Portfolio turnover rate                                     115%                    150%

----------
(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.01% to 3.02%.

(2) For the period November 30, 2001 (inception date) through October 31, 2002.

(3) Per share information is calculated using the average shares outstanding method.

(4) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5) Annualized.

(6) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements had no effect on the Class A shares' expense ratio.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Global Fixed Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 6, 1990.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Only Common Class, Advisor Class and Class A shares are currently offered. Each class of shares represents an equal pro rata interest in the fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective November 30, 2001, the Fund began offering Class A shares. Effective December 12, 2001, the Common Class closed to new investors and the Advisor Class closed to new investments. Although no further Advisor class shares can be purchased, shareholders can redeem their shares through any available methods. Common Class shares are not subject to distribution fees. Advisor Class shares bear expenses pursuant to a shareholder servicing and distribution plan adopted by the Fund at an annual rate not to exceed 0.75% of the average daily net assets of the Fund's outstanding Advisor Class shares. Advisor Class shares currently bear expenses of 0.50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003, the Fund had the following open forward foreign currency contracts:

                                                     FOREIGN CURRENCY
                                      EXPIRATION      TO BE PURCHASED/        CONTRACT        CONTRACT       UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT        DATE              (SOLD)              AMOUNT           VALUE        GAIN (LOSS)
---------------------------------     ----------   ---------------------   -------------   -------------   --------------
     Australian Dollar                 7/22/03     A$          9,900,000   $   6,039,000   $   6,143,213   $      104,213
     Australian Dollar                 7/22/03     A$           (238,000)       (145,180)       (147,685)          (2,505)
      Canadian Dollar                  7/22/03     C$         19,232,000      13,195,922      13,341,757          145,835
       Danish Kroner                   7/22/03     DKK         4,100,000         600,073         614,394           14,321
  European Economic Unit               7/22/03     EURO       45,628,000      49,597,636      50,776,926        1,179,290
  European Economic Unit               7/22/03     EURO      (36,071,733)    (38,846,148)    (40,142,275)      (1,296,127)
       British Pound                   7/22/03     L           3,410,000       5,343,470       5,421,861           78,391
       British Pound                   7/22/03     L          (1,046,000)     (1,639,082)     (1,663,128)         (24,046)
       Japanese Yen                    7/22/03     Y       2,989,000,000      25,117,647      25,137,933           20,286
       Japanese Yen                    7/22/03     Y      (3,150,683,082)    (26,304,209)    (26,497,712)        (193,503)
      Norwegian Krone                  7/22/03     NKr        20,708,000       2,852,577       2,934,174           81,597
    New Zealand Dollar                 7/22/03     NZ$           220,000         121,000         121,880              880
       Swedish Krona                   7/22/03     SKr         4,900,000         580,755         595,964           15,209
                                                                           -------------   -------------   --------------
                                                                           $  36,513,461   $  36,637,302   $      123,841
                                                                           =============   =============   ==============

   I) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   J) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contracts. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contracts may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2003, the Fund had the following open futures contracts:

                                                                             UNREALIZED
                                     NUMBER OF  EXPIRATION    CONTRACT        CONTRACT      APPRECIATION/
   FUTURES CONTRACT                  CONTRACTS     DATE        AMOUNT           VALUE       (DEPRECIATION)
-----------------------------------  ---------  ----------  -------------   -------------   --------------
U.S. Treasury Bond Futures              22        6/19/03   $   2,458,195   $   2,508,688   $       50,493
U.S. Treasury 2 Year Notes Futures      10        6/27/03       2,153,591       2,159,062            5,471
                                                            -------------   -------------   --------------
                                                                4,611,786       4,667,750           55,964
                                                            -------------   -------------   --------------

U.S. Treasury 5 Year Notes Futures    (106)       6/19/03     (12,003,848)    (12,057,500)         (53,652)
U.S. Treasury 10 Year Notes Futures    (58)       6/19/03      (6,673,293)     (6,677,250)          (3,957)
                                                            -------------   -------------   --------------
                                                              (18,677,141)    (18,734,750)         (57,609)
                                                            -------------   -------------   --------------
                                                            $ (14,065,355)  $ (14,067,000)  $       (1,645)
                                                            =============   =============   ==============

   K) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at April 30, 2003 is as follows:

          MARKET VALUE OF                                  VALUE OF
         SECURITIES LOANED                           COLLATERAL RECEIVED
         -----------------                           -------------------
           $ 12,300,609                                  $ 12,614,504

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If

CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   L) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $615,822 and $500,426, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI is entitled to receive a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $61,582.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

        AVERAGE DAILY NET ASSETS               ANNUAL RATE
        ------------------------               -----------
        First $5 billion             .050% of average daily net assets
        Next $5 billion              .035% of average daily net assets
        Over $10 billion             .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $51,164.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.50% of the average daily net assets of the Advisor Class shares and 0.25% of the average daily net assets of the Class A shares. CSAMSI may use these fees to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                     SHAREHOLDER SERVICING/
        CLASS                           DISTRIBUTION FEE
        -----                        ----------------------
        Advisor Class                       $ 127
        Class A                               473
                                            -----
                                            $ 600
                                            =====

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $134,916, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that it retained $13,891 from commissions earned on the sale of the Fund's Class A shares.

   For the period ended April 30, 2003, CSFB received $699 in fees for its securities lending activities.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $12,534 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                             INVESTMENT     U.S. GOVERNMENT/
                                             SECURITIES    AGENCY OBLIGATIONS
                                            ------------   ------------------
Purchases                                   $ 58,643,000      $ 95,905,139
Sales                                         39,828,602        81,561,856

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $167,123,222, $8,063,954, $(431,165), and $7,632,789, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Common Class shares, one billion shares are classified as the Advisor Class shares and one billion as the Class A shares. Transactions in capital shares for each class were as follows:

                                                           COMMON CLASS
                                 ----------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES            VALUE            SHARES          VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                          4,184,975    $  42,126,885        5,386,244    $  52,663,443
Shares issued in reinvestment
  of dividends                         674,337        6,658,805          555,935        5,355,142
Shares redeemed                     (2,215,760)     (22,247,557)      (6,879,318)     (66,931,605)
                                 -------------    -------------    -------------    -------------
Net increase (decrease)              2,643,552    $  26,538,133         (937,139)   $  (8,913,020)
                                 =============    =============    =============    =============

                                                           ADVISOR CLASS
                                 ----------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002
                                 ----------------------------------------------------------------
                                    SHARES            VALUE            SHARES          VALUE
                                 -------------    -------------    -------------    -------------

Shares sold                                 --    $          --              125    $       1,316
Shares issued in reinvestment
  of dividends                             277            2,921              446            4,559
Shares redeemed                         (3,309)         (35,169)          (6,010)         (61,616)
                                 -------------    -------------    -------------    -------------
Net decrease                            (3,032)   $     (32,248)          (5,439)   $     (55,741)
                                 =============    =============    =============    =============

                                                              CLASS A
                                 ----------------------------------------------------------------
                                     FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                    APRIL 30, 2003 (UNAUDITED)           OCTOBER 31, 2002(1)
                                 ----------------------------------------------------------------
                                    SHARES            VALUE            SHARES          VALUE
                                 -------------    -------------    -------------    -------------
Shares sold                            111,531    $   1,127,646            8,963    $      88,200
Shares issued in reinvestment
  of dividends                             825            8,215               58              576
Shares redeemed                         (1,886)         (19,103)              --               --
                                 -------------    -------------    -------------    -------------
Net increase                           110,470    $   1,116,758            9,021    $      88,776
                                 =============    =============    =============    =============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

   Management has determined that due to an administrative oversight, new sales of Advisor Class shares other than pursuant to reinvestment of dividends took place after February 28, 2002, when there was no effective Advisor Class prospectus. A right of rescission will be offered to shareholders who purchased Advisor Class shares after February 28, 2002. The Fund will not bear any of the costs of the rescission offer, including payments due to shareholders who accept the offer.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                   NUMBER OF     APPROXIMATE PERCENTAGE
CLASS                            SHAREHOLDERS     OF OUTSTANDING SHARES
-----                            ------------    ----------------------
Common Class                          5                  69%
Advisor Class                         3                  98%
Class A                               2                  73%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE GLOBAL FIXED INCOME FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of the Credit Suisse Global Fixed Income Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003, and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved except Proposal 4.

1. To Elect the Following Nominees as Directors:

                                   FOR        WITHHELD
                                ----------    --------
         Richard H. Francis      6,307,671     391,523
         Jack W. Fritz           6,330,314     368,880
         Joseph D. Gallagher     6,320,467     378,727
         Jeffrey E. Garten       6,318,696     380,498
         Peter F. Krogh          6,321,409     377,785
         James S. Pasman, Jr.    6,304,591     394,603
         Steven N. Rappaport     6,341,675     357,518
         William W. Priest       6,322,515     376,679

         Total Eligible Shares  12,621,694
         Total Shares Voted      6,699,194
         % of Shares Voted           53.08%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,118,115         40.55%              76.40%
     Against             356,175          2.82%               5.32%
     Abstain             348,453          2.76%               5.20%
     Broker Non-votes    876,450          6.94%              13.08%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,125,904         40.61%              76.52%
     Against             358,724          2.84%               5.35%
     Abstain             338,116          2.68%               5.05%
     Broker Non-votes    876,450          6.94%              13.08%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,182,530         41.06%              77.36%
     Against             300,946          2.39%               4.49%
     Abstain             339,268          2.69%               5.07%
     Broker Non-votes    876,450          6.94%              13.08%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,119,493         40.56%              76.42%
     Against             350,343          2.78%               5.23%
     Abstain             352,908          2.80%               5.27%
     Broker Non-votes    876,450          6.94%              13.08%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,090,384         40.33%              75.99%
     Against             380,676          3.02%               5.68%
     Abstain             351,684          2.79%               5.25%
     Broker Non-votes    876,450          6.94%              13.08%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,190,617         41.13%              77.48%
     Against             286,342          2.27%               4.28%
     Abstain             345,785          2.74%               5.16%
     Broker Non-votes    876,450          6.94%              13.08%

2-G. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               5,091,908         40.34%              76.01%
     Against             361,975          2.87%               5.40%
     Abstain             368,861          2.92%               5.51%
     Broker Non-votes    876,450          6.94%              13.08%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               4,551,236         36.06%              67.94%
     Against             868,740          6.88%              12.97%
     Abstain             402,767          3.19%               6.01%
     Broker Non-votes    876,450          6.94%              13.08%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                   % OF TOTAL SHARES      % OF TOTAL
                        SHARES        OUTSTANDING        SHARES VOTED
                       ---------   -----------------     ------------
     For               4,571,104         36.22%              68.24%
     Against             786,688          6.23%              11.74%
     Abstain             464,952          3.68%               6.94%
     Broker Non-votes    876,450          6.94%              13.08%

CREDIT SUISSE GLOBAL FIXED INCOME FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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

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

                                           [CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGFI-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Global Fixed Income Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title:   Chief Executive Officer
               Date:   July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title:   Chief Financial Officer
               Date:   July 2, 2003